ACCUMULATED OTHER COMPREHENSIVE LOSS - Summary of Components of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 217,103	$ 214,733	$ 209,774
Net current period OCI	10,447	(1,572)	2,424
Ending balance	228,863	217,103	214,733
Accumulated Other Comprehensive Loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(14,015)	(12,630)	(15,314)
Other comprehensive income (loss)	20,322	(361)	(3,800)
Amounts reclassified out of accumulated other comprehensive income	11,144	1,025	(6,484)
Net current period OCI	9,178	(1,385)	2,684
Ending balance	(4,837)	(14,015)	(12,630)
Unrealized Gains (Losses) on Derivative Financial Instruments Designated as Hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	2,231	1,602	(626)
Other comprehensive income (loss)	17,468	1,654	(4,256)
Amounts reclassified out of accumulated other comprehensive income	11,144	1,025	(6,484)
Net current period OCI	6,324	630	2,228
Ending balance	8,555	2,231	1,602
Foreign Currency Translation Adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(16,246)	(14,231)	(14,687)
Other comprehensive income (loss)	2,854	(2,015)	456
Amounts reclassified out of accumulated other comprehensive income	0	0	0
Net current period OCI	2,854	(2,015)	456
Ending balance	$ (13,392)	$ (16,246)	$ (14,231)